CONVERTIBLE NOTES PAYABLE (Schedule of summarizes our convertible promissory notes issued) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 30, 2016	Sep. 30, 2016	Dec. 31, 2014
Interest Rate		12.00%
Total principal outstanding	$ 381,000		$ 331,978	$ 1,657,500
Vis Viers Group, Inc. [Member] | 2015 Convertible Notes [Member]
Issue Date	Oct. 06, 2015
Maturity Date	Jun. 30, 2016
Interest Rate	8.00%
Default Interest Rate	22.00%
Base Conversion Rate	58.00%
VCR Look back Period	10 days
VCR Calculated Using	3 lowest closing bids
Total principal outstanding	$ 59,000
JSJ Investments Inc. [Member] | 2015 Convertible Notes [Member]
Issue Date	Oct. 12, 2015
Maturity Date	Jul. 08, 2016
Interest Rate	12.00%
Default Interest Rate	18.00%
Base Conversion Rate	55.00%
VCR Look back Period	10 days
VCR Calculated Using	5 lowest trades
Total principal outstanding	$ 102,000
Tangiers Investment Group, LLC [Member] | 2015 Convertible Notes [Member]
Issue Date	Dec. 09, 2015
Maturity Date	Dec. 08, 2016
Interest Rate	10.00%
Default Interest Rate	20.00%
Base Conversion Rate	55.00%
VCR Look back Period	10 days
VCR Calculated Using	3 lowest closing bids
Total principal outstanding	$ 220,000